FAIR VALUE MEASUREMENTS - Changes in the fair value of Level 3 warrant liabilities (Details) - USD ($)	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of January 1, 2021	$ 43,147,500	$ 43,147,500
Change in fair value	0	(17,520,500)
Transfer to Level 1		(16,905,000)
Transfer to Level 2		(8,722,000)
Fair value as of June 30, 2021	43,147,500	0
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of January 1, 2021		14,685,000
Change in fair value		(5,963,000)
Transfer to Level 2		(8,722,000)
Fair value as of June 30, 2021	14,685,000	0
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of January 1, 2021		28,462,500
Change in fair value		(11,557,500)
Transfer to Level 1		(16,905,000)
Fair value as of June 30, 2021	$ 28,462,500	$ 0